Geographical Information (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Geographical Information [Abstract]
Schedule of Company’s Revenue by Geographic Region	The Company’s revenues by geographic region, based on ship-to location, are summarized as follows:
	Three months ended December 31,
	2023	2022
United States	$268	$279
Czech Republic	17	185
Thailand	—	213
Other	—	2
Total net revenue	$285	$679
The Company’s revenue by geographic region, based on ship-to location for product sales or the invoiced address of license revenue, are summarized as follows:
	Year ended September 30,
	2023	2022
United States	$674	$1,841
Czech Republic	223	764
Thailand	300	677
Other	27	27
Total net revenue	$1,224	$3,309